TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Balance at the beginning of the year	$ 706	$ 761
Additions based on tax positions taken during a prior period	9	24
Additions based on tax positions taken related to the current year	114	59
Reductions related to settlement of tax matters	(68)	(138)
Foreign currency translation adjustments	(3)
Balance at the end of the year	$ 758	$ 706